Post-employment Benefits - Summary of Allocation of Assets by Category, Segmented Into Quoted In an Active Market and Not Quoted In an Active Market (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Fair Value	R$ 22,732	R$ 18,808
Percentage of allocation	100.00%	100.00%
Fixed income securities [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 20,672	R$ 18,065
Percentage of allocation	90.93%	96.05%
Fixed income securities [member] | Quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 20,366	R$ 17,775
Percentage of allocation	89.59%	94.51%
Fixed income securities [member] | Non quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 306	R$ 290
Percentage of allocation	1.34%	1.54%
Variable income securities [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 1,392	R$ 24
Percentage of allocation	6.12%	0.13%
Variable income securities [member] | Quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 1,384	R$ 18
Percentage of allocation	6.09%	0.09%
Variable income securities [member] | Non quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 8	R$ 6
Percentage of allocation	0.03%	0.04%
Structured investments [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 65	R$ 59
Percentage of allocation	0.29%	0.31%
Structured investments [member] | Quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value		R$ 1
Percentage of allocation	0.00%	0.01%
Structured investments [member] | Non quoted in an active market [member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 65	R$ 58
Percentage of allocation	0.29%	0.30%
Real estate [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 529	R$ 578
Percentage of allocation	2.33%	3.07%
Loans to participants [Member]
Disclosure of defined benefit plans [line items]
Fair Value	R$ 74	R$ 82
Percentage of allocation	0.33%	0.44%